Supplement (Retail, Vanguard Global Equity Fund)	12 Months Ended
Sep. 30, 2013
Retail | Vanguard Global Equity Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Global Equity Fund

Supplement to the Prospectus and Summary Prospectus Dated January 28, 2014

Prospectus and Summary Prospectus Text Change

The 'Average Annual Total Returns' table is replaced with the following:

1 Year 5 Years 10 Years

Vanguard Global Equity Fund Investor Shares

Return Before Taxes 27.65% 16.49% 7.80%

Return After Taxes on Distributions 27.21 16.14 7.14

Return After Taxes on Distributions and Sale of Fund Shares 16.04 13.43 6.33

Comparative Indexes

(reflect no deduction for fees or expenses)

MSCI ACWI Index 22.80% 14.92% 7.17%

Spliced Global Equity Index 22.80 14.92 7.33

(C) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 129 022014